Borrowings - Summary of Borrowings (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long term Borrowings	SFr 16	SFr 396
Short term Borrowings	372	95
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term Borrowings	16	396
Short term Borrowings	SFr 372	28
Other financial liability [member]
Disclosure of detailed information about borrowings [line items]
Short term Borrowings		SFr 67